Employees and Employee-Related Costs	12 Months Ended
Dec. 31, 2023
Employees and Employee-Related Costs
Employees and Employee-Related Costs

Note 8. Employees and Employee-Related Costs

The number of employees, including executive and non-executive directors, during the year was as follows:

	Years Ended December 31,
	2023	2022	2021
Average number of full-time employees	55	62	53
Number of employees at end of period:
Denmark and United States	49	63	61
Total employees, at end of period	49	63	61

Employee costs:

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Wages and salaries	$8,436	$8,182	$7,558
Cash bonus	393	789	668
Share-based compensation expenses	479	942	1,379
Other social security expenses	18	19	28
Other staff expenses	216	389	364
Total	$9,542	$10,321	$9,997

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$6,410	$8,156	$7,845
General and administrative expenses	3,132	2,165	2,152
Total	$9,542	$10,321	$9,997

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$5,255	$6,639	$6,414
General and administrative expenses	1,870	983	836
Total	$7,125	$7,622	$7,250

Remuneration to the Board of Directors and Executive Management

	Years Ended December 31,
	2023	2022	2021

	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,802	$1,970	$1,833
Share-based compensation expenses	205	321	514
Total	2,007	2,291	2,347
Remuneration to the Board of Directors:
Wages and salaries	360	379	313
Share-based compensation expenses	45	29	87
Total	405	408	400
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	1,150	1,517	1,431
General and administrative expenses	1,262	1,182	1,316
Total	$2,412	$2,699	$2,747

The Executive Management was comprised of is comprised of four members as of December 31, 2023, and six members as of December 31, 2022.